Note 13 - Inventories - Disclosure of Detailed Information About Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Finished goods - doré and concentrates	$ 1,965	$ 2,538
Work-in-process	3,229	4,626
Stockpile	2,130	1,257
Silver coins and bullion	291	351
Materials and supplies	22,902	23,696
	$ 30,517	$ 32,468